ACCOUNTS RECEIVABLE - NET (Tables)	12 Months Ended
Dec. 31, 2022
Receivables [Abstract]
Accounts Receivable Net	Accounts receivable consist of the following:

	December 31
(in US$ thousands)	2022	2021
Accounts receivable	$200	$267
Less: Allowance for doubtful accounts	(1)	(2)
	$199	$265

Summary of Changes in Allowance for Doubtful Accounts

The following is a summary of the changes in our Company’s allowance for doubtful accounts during the years ended December 31, 2022, 2021 and 2020:

(in US$ thousands)	2022	2021	2020
Balance at beginning of year	$2	$1	$3
Additions: Bad debt expense	2	7	5
Less: Write-off	(3)	(6)	(7)
Translation adjustment	—	—	—
Balance at end of year	$1	$2	$1